New Standards And Interpretations - Summary of Impact of New Accounting Pronouncement Not Yet Effective on Financial Statement (Detail) - USD ($) $ in Thousands	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Prepayments	$ 1,081	$ 1,140
Lease assets*		66
Right of use assets	3,801
Prepaid land lease payments		978	$ 1,067
Total affected assets	4,882	2,184
Liabilities
Financial lease liabilities	406	44	36
Financial lease liabilities	2,382	46	$ 42
Total affected liabilities	2,788	$ 90
Effect Of Adoption Of New Standards [Member]
Assets
Prepayments	(59)
Lease assets*	(66)
Right of use assets	3,801
Prepaid land lease payments	(978)
Total affected assets	2,698
Liabilities
Financial lease liabilities	362
Financial lease liabilities	2,336
Total affected liabilities	$ 2,698